Document And Entity Information	Jan. 28, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Jan. 28, 2025
Entity Registrant Name	INTERACTIVE STRENGTH INC.
Entity Central Index Key	0001785056
Entity Emerging Growth Company	true
Entity File Number	001-41610
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-1432916
Entity Address, Address Line One	1005 Congress Avenue, Suite 925
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	885-0035
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	TRNR
Security Exchange Name	NASDAQ
Amendment Description	On February 3, 2025, Interactive Strength Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original 8-K”) with the Securities and Exchange Commission in connection with the Convertible Note Financing, as defined in Item 1.01. This Amendment No. 1 (the “Amendment”) to the Original 8-K amends the first paragraph of Item 1.01 and the Description of Warrants in Item 1.01 of the Original 8-K solely to clarify that the number of Warrants, as defined in Item 1.01, that were issued at the closing (the “Closing”) of the Convertible Note Financing was 674,274. This Amendment also clarifies that 8,973,030 Warrants will not be issued. Rather, in addition to the 674,274 Warrants that were issued at the Closing, the only warrants that will be issued in connection with the Convertible Note Financing are up to an aggregate of 2,697,097 Class A Incremental Common Warrants, as defined in Item 1.01, and up to an aggregate of 4,149,380 Class B Incremental Common Warrants, as defined in Item 1.01. This Amendment also amends the Original 8-K to file a new form of Warrant as Exhibit 4.1 to clarify the number of Warrants issued at the Closing. Accordingly, this Amendment consists only of the facing page, this explanatory note, the first paragraph of Item 1.01, the Description of Warrants, Exhibit 4.1 and the signature page. This Amendment should be read in conjunction with the Original Form 8-K.